Time charter revenues and related contract balances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Lease revenues, excluding amortization		$ 89,215
Time charter service revenues, excluding amortization		59,368
Amortization of above market contract intangibles		(3,631)		$ (3,631)	$ (2,405)
Amortization of deferred revenue for modifications & drydock		0
Other revenue		1,609	[1]	0	0
Total revenues		146,561	[2]	143,531	91,107
Majority held FSRUs [Member]
Lease revenues, excluding amortization		89,215
Time charter service revenues, excluding amortization		59,368
Amortization of above market contract intangibles		(3,631)		(3,631)
Amortization of deferred revenue for modifications & drydock		0
Other revenue	[1]	1,609
Total revenues		146,561	[2]	143,531	91,107
Joint venture FSRUs [Member]
Lease revenues, excluding amortization		25,690
Time charter service revenues, excluding amortization		15,078
Amortization of above market contract intangibles		0		0
Amortization of deferred revenue for modifications & drydock		2,401
Other revenue	[1]	0
Total revenues		43,169	[2]	30,315	43,272
Other [Member]
Lease revenues, excluding amortization		0
Time charter service revenues, excluding amortization		0
Amortization of above market contract intangibles		0		0
Amortization of deferred revenue for modifications & drydock		0
Other revenue	[1]	0
Total revenues		0	[2]	0	0
Total Segments reporting [Member]
Lease revenues, excluding amortization		114,905
Time charter service revenues, excluding amortization		74,446
Amortization of above market contract intangibles		(3,631)		(3,631)
Amortization of deferred revenue for modifications & drydock		2,401
Other revenue	[1]	1,609
Total revenues		189,730	[2]	173,846	134,379
Eliminations [Member]
Lease revenues, excluding amortization	[3]	(25,690)
Time charter service revenues, excluding amortization	[3]	(15,078)
Amortization of above market contract intangibles		0		0
Amortization of deferred revenue for modifications & drydock	[3]	(2,401)
Other revenue	[1],[3]	0
Total revenues		$ (43,169)	[2],[3]

[1]	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty and the probable insurance recovery for repair expenses incurred for the Höegh Gallant. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during 2018. Refer to notes 4 and 22.
[2]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.
[3]	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.